Note 21 - Income Taxes (Details) - Reconciliation of Expected Income Taxes to Reported Income Tax Expenses: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013		Oct. 31, 2012		Oct. 31, 2011
Note 21 - Income Taxes (Details) - Reconciliation of Expected Income Taxes to Reported Income Tax Expenses: [Line Items]
Expected income tax expense at the 25% (2012 – 25%; 2011 – 27%) Canadian statutory rate	$ 55,911		$ 893		$ 16,372
Decrease (increase) in taxes as a result of:
Change in valuation allowance on deferred tax assets(a)	(43,332)	[1]	48,515	[1]	(406)	[1]
Sale of Targeted Therapies business	(24,232)
Net changes in reserves for uncertain tax positions	(5,783)		9,014		727
Accounting losses not recognized	3,328
Impact of income tax rate changes	(478)		(2,297)
Non-deductible stock-based compensation	359		397		471
Foreign earnings taxed at rates different from the statutory rate	(483)		(264)		(1,166)
Tax benefit arising on utilization of R&D tax credits	(987)		(1,339)		(438)
Deferred tax rate differential	3,328
Non-taxable portion of capital loss on investments			(26,694)
Impact of non-deductible expenses and other differences	122		3,009		774
Reported income tax (recovery) expense	(15,575)		32,393		17,122
Deferred tax rate differential [Member]
Decrease (increase) in taxes as a result of:
Accounting losses not recognized			1,159		788
Deferred tax rate differential			$ 1,159		$ 788

[1]	The change in valuation allowance on deferred tax assets excludes $56.3 million (October 31, 2012 and 2011 - $nil) related to the U.S. tax loss carryforwards written off as described in the paragraph below titled "Tax losses carried forward".